Membership Interests (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Feb. 18, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 29, 2020	Feb. 21, 2020
Subsequent Event [Line Items]
Cash available for distribution		$ 301
Regulatory capitalization ratio, debt		57.50%		57.50%	60.00%
Regulatory capitalization ratio, equity		42.50%		42.50%	40.00%
Current regulatory capitalization ratio, debt		56.50%
Current regulatory capitalization ratio, equity		43.50%
Regulatory liability balance				$ 751
Members contribution		$ 87	$ 70	$ 1,978	$ 284
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash available for distribution						$ 91	$ 91
Members contribution	$ 87